OTHER ASSETS - Schedule of Other Assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Detailed Information about Other Assets [Line Items]
Forced conversion option	$ 366	$ 0
Other assets	1,703	1,768
Total other assets	3,967	8,767
Less current portion	3,202	6,280
Long-term portion	765	2,487
Gain (loss) on investments	997	(295)
Gains (losses) on derivatives	21,833	(9,899)
Gold Prepay Agreement
Detailed Information about Other Assets [Line Items]
Gains (losses) on derivatives	(4,592)	2,916
Gains on derivatives	569	1,596
Silver Purchase Agreement
Detailed Information about Other Assets [Line Items]
Gains on derivatives	0	1,898
Gold Prepay Agreement
Detailed Information about Other Assets [Line Items]
Embedded derivative	0	2,916
Silver Purchase Agreement
Detailed Information about Other Assets [Line Items]
Embedded derivative	1,898	1,898
Current derivative financial assets	1,500
Paycore Minerals Inc.
Detailed Information about Other Assets [Line Items]
Investment in Paycore	$ 0	$ 2,185